May 12, 2022

Ryan Sutcliffe, Esquire
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Exchange-Traded Funds, Inc.

 consisting of the following series:

  T. Rowe Price Floating Rate ETF

  T. Rowe Price U.S. High Yield ETF

 File Nos.: 811-23494/333-235450

Dear Mr. Sutcliffe:

In accordance with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, we are hereby filing Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A. The Amendment reflects the addition of two new series.

We have not yet obtained a NYSE Arca ticker symbol, however, once it has been received it will be added to the front cover of the prospectuses and Statement of Additional Information.

The filing is scheduled to go effective on August 1, 2022.

If you have any questions about this filing, please give me a call at 410-577-4847 or, in my absence, Laura Chasney at 410-345-4882.

Sincerely,

/s/Seba Kurian
Seba Kurian
Managing Legal Counsel and Vice President, T. Rowe Price Associates, Inc.